Redeemable Convertible Preferred Shares - Additional Information (Details)												12 Months Ended
	Oct. 26, 2017 USD ($) $ / shares shares	Jan. 25, 2017 USD ($)	Nov. 11, 2014 USD ($) $ / shares shares	Sep. 18, 2014 USD ($) $ / shares shares	May 24, 2013 USD ($) $ / shares shares	May 23, 2013 USD ($) $ / shares shares	Jan. 22, 2013 USD ($) shares	Nov. 02, 2012 USD ($) shares	Aug. 15, 2011 USD ($) $ / shares shares	Mar. 17, 2010 USD ($) $ / shares shares	Mar. 15, 2010 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 06, 2017 ¥ / shares	Oct. 26, 2017 ¥ / shares
Temporary Equity [Line Items]
Temporary equity cash consideration | $							$ 15,000,000	$ 136,500,000
Convertible notes issued in private placement | $		$ 1,530,000,000
Convertible notes interest at coupon rate percentage		1.50%
Convertible notes maturity date		Jan. 25, 2018
Conversion price per share | ¥ / shares																¥ 0.93
Preferred shares conversion ratio into ordinary shares														1
Redeemable convertible preferred shares registration termination threshold period after closing of qualified IPO														4 years
Temporary equity, redemption price, description	Upon the issuance of the Series G preferred shares, the redemption price of the Series A preferred shares, Series B preferred shares, Series C preferred shares, Series D preferred shares, Series E preferred shares, and Series F preferred shares were modified to be the same as the Series G preferred shares, which is equal to each preferred share’s original issue price x (108%)N, where N = a fraction the numerator of which is the number of calendar days between the date on which any preferred share, as the case may be, are first issued and the redemption date and the denominator of which is 365, minus all dividends paid in cash thereon plus all declared but unpaid dividends thereon, each up to the redemption date.
Temporary Equity beneficial conversion feature recognized contingent amount | ¥															¥ 0
Temporary equity Accretion redemption value												¥ 0	$ 0	¥ (298,990,000)	¥ 5,073,140,000
Temporary equity exceeded percentage															10.00%
Preferred Shares [Member]
Temporary Equity [Line Items]
Cash dividend be paid or declared | ¥														0
Temporary equity, redemption price, description	• each Series Preferred Shares’ (excluding the Series G preferred shares) original issue price x (115%)N; and • the then current fair market value of such Series Preferred Shares (excluding the Series G preferred shares, as determined in good faith by the Board of Directors) on the date of the redemption notice, including all declared but unpaid dividends thereon up to the redemption date. N = a fraction the numerator of which is the number of calendar days between the date on which any Series Preferred Shares (excluding the Series G preferred shares), as the case may be, are first issued and the redemption date and the denominator of which is 365, minus all dividends paid in cash thereon plus all declared but unpaid dividends thereon, each up to the redemption date.
Preferred Shares [Member] | Board of Directors [Member]
Temporary Equity [Line Items]
Cash dividend be paid or declared | ¥														¥ 0
Baidu [Member]
Temporary Equity [Line Items]
Purchase of convertible notes | $		$ 300,000,000
Series G1 Preferred Shares [Member]
Temporary Equity [Line Items]
Conversion of preferred shares | shares	215,484,776
Series G2 Preferred Shares [Member]
Temporary Equity [Line Items]
Conversion of preferred shares | shares	798,951,243
Conversion price per share | ¥ / shares																	¥ 1.51
External Investor [Member]
Temporary Equity [Line Items]
Purchase of convertible notes | $		$ 1,230,000,000
Series A Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity shares issued | shares											200,000,000
Temporary equity price per share											$ 0.25
Temporary equity cash consideration | $											$ 50,000,000
Temporary equity share purchase agreement purchased shares | shares								200,000,000
Temporary Equity, original issue price percentage														150.00%
Temporary equity beneficial conversion feature price per share											$ 0.25
Temporary equity beneficial conversion feature price per share | $											$ 0
Temporary equity fair value per ordinary share											$ 0.12
Series A-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity shares issued | shares										6,064,174
Temporary equity price per share										$ 0.16
Temporary equity cash consideration | $										$ 1,000,000
Temporary equity beneficial conversion feature price per share										$ 0.16
Temporary equity beneficial conversion feature price per share | $										$ 0
Temporary equity fair value per ordinary share										$ 0.12
Series B Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity shares issued | shares									123,103,264
Temporary equity price per share									$ 0.93
Temporary equity cash consideration | $									$ 115,000,000
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity share purchase agreement purchased shares | shares							16,056,942	58,875,477
Temporary Equity, original issue price percentage														150.00%
Temporary equity beneficial conversion feature price per share									$ 0.93
Temporary equity beneficial conversion feature price per share | $									$ 0
Temporary equity fair value per ordinary share									$ 0.39
Temporary equity, change in fair value, recorded as extinguishment | ¥															¥ 363,279,000
Series C Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity shares issued | shares						302,891,196
Temporary equity price per share						$ 0.37
Conversion of the convertible promissory notes amount | $						$ 107,619,000
Temporary Equity, original issue price percentage														150.00%
Temporary equity beneficial conversion feature price per share						$ 0.37
Temporary equity beneficial conversion feature price per share | $						$ 0
Temporary equity fair value per ordinary share						$ 0.25
Series D Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity shares issued | shares					848,682,647
Temporary equity price per share					$ 0.42
Temporary equity cash consideration | $					$ 359,300,000
Temporary Equity, original issue price percentage														150.00%
Temporary equity beneficial conversion feature price per share					$ 0.42
Temporary equity beneficial conversion feature price per share | $					$ 0
Temporary equity fair value per ordinary share					$ 0.25
Series E Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity shares issued | shares				686,646,383
Temporary equity price per share				$ 0.42
Temporary equity cash consideration | $				$ 290,700,000
Temporary Equity, original issue price percentage														150.00%
Temporary equity beneficial conversion feature price per share				$ 0.42
Temporary equity beneficial conversion feature price per share | $				$ 0
Temporary equity fair value per ordinary share				$ 0.33
Series F Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity shares issued | shares			546,999,817
Temporary equity price per share			$ 0.73
Temporary equity cash consideration | $			$ 400,000,000
Temporary Equity, original issue price percentage														150.00%
Temporary equity beneficial conversion feature price per share			$ 0.73
Temporary equity beneficial conversion feature price per share | $			$ 0
Temporary equity fair value per ordinary share			$ 0.59
Series G Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary Equity, original issue price percentage														100.00%
Redeemable convertible preferred shares registration termination threshold period after closing of qualified IPO														8 years
Temporary equity beneficial conversion feature price per share	$ 1.51
Temporary equity beneficial conversion feature price per share | $	$ 0
Temporary equity fair value per ordinary share	$ 0.89